BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 11,222	$ 3,671
Prepaid expenses		14,051
Refundable taxes	9,754	30,847
Total current assets	20,976	48,569
Long term assets
Other receivables (Notes 4 and 11)	439,258	10,706
Total long term assets	439,258	10,706
TOTAL ASSETS	460,234	59,275
Current Liabilities
Accounts payable	438,358	306,638
Taxes payables	299,241	130,061
Other payables	182,365	73,059
Promissory Notes (Note 6)	137,143	196,237
Current portion of Convertible notes (Note 6)	2,672,768	1,018,885
Accrued interest on convertible notes	298,884	73,162
Unearned Revenue		91,515
Total current liabilities	4,028,761	1,889,557
Long term liabilities
Development grant	164,908	178,984
Total long term liabilities	164,908	178,984
Total Liabilities	4,193,668	2,068,541
Commitments and Contingencies (Note 10)
Stockholders' Deficit
Common stock, no par value, unlimited authorized, 75,102,816 issued and outstanding (2017 - 71,304,035 issued and outstanding)	1,544,904	1,419,544
Additional paid in capital (Note 7)	6,999,942	3,468,314
Accumulated deficit	(12,577,458)	(6,989,124)
Accumulated other comprehensive income	299,178	92,000
Total stockholders' deficit	(3,733,435)	(2,009,266)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 460,234	$ 59,275